Tax expense - narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	19.00%	19.25%	20.00%
Effective tax rate	18.50%	44.20%	40.50%
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes	€ 673
Taxes relating to prior years	334	€ 20	€ (7)
Reduction in deemed repatriation expense from prior period related to Tax Cuts and Jobs Act of 2017	70
Increase (decrease) in deferred tax liability (asset)	(39)
Deferred tax assets	1,814	2,004		€ 1,999
Net tax benefit from an accelerated discretionary pension contribution	94
Other net tax expense relating to prior years tax positions finalized in current period	113
Recognized in Equity	(81)	(31)
Transferred to Assets/(Liabilities) Held for Sale	28
Currency Translation Differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized in Equity	(142)
Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	6,962	6,798	10,159
Recognized in Equity	(73)	(30)
Transferred to Assets/(Liabilities) Held for Sale	(209)
Unrecognised deferred tax assets, deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	898	940
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,963	4,718	4,444
Recognized in Equity	0	0
Transferred to Assets/(Liabilities) Held for Sale	(328)
Unrecognised deferred tax assets, unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,987	3,740
Unrecognized deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(4,885)	(4,680)	€ (3,748)
Recognized in Equity	(12)	9
Transferred to Assets/(Liabilities) Held for Sale	(308)
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Taxes relating to prior years	447
Increase (decrease) in deferred tax liability (asset)	481
Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) in deferred tax liability (asset)	734
Deferred tax assets	1,532	1,287
Brazil | Recognized deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	133	148
Brazil | Unrecognized deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,399	1,139
Italy
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,370	3,256
Italy | Recognized deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	884	898
Italy | Unrecognized deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 2,486	€ 2,358